Defined benefit obligations - Summary of Movement In The Present Value of Defined Benefit Plan Assets (Detail) - Plan assets [member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	SFr 2,946	SFr 0
Interest income on plan assets	9	4
Return on plan assets excluding interest income	(52)	(24)
Contributions from the employer	292	121
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Administration cost	(23)	(11)
Acquisition through business combination	0	3,442
Closing Balance	SFr 3,494	SFr 2,946